Equity Based Compensation Share-based Compensation Rollforward (Details) (Restricted Common Units [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Common Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested Restricted Units Outstanding, Beginning Balance	2,608,035
Grants in Period	1,623,939
Vesting of restricted units - Units	(1,203,822)
Forfeited in Period	(284,345)
Unvested Restricted Units Outstanding, Ending Balance	2,743,807	2,608,035
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value [Roll Forward]
Weighted Average Grant Date Fair Value, Beginning	$ 9.38
Grants in Period, Weighted Average Grant Date Fair Value	$ 9.16	$ 9.50	$ 10.13
Vested in Period, Weighted Average Grant Date Fair Value	$ 8.98
Forfeitures in Period, Weighted Average Grant Price	$ 9.90
Weighted Average Grant Date Fair Value, Ending	$ 9.37	$ 9.38